Schedule of Depreciation of Equipment Estimated Useful lives (Details)	Dec. 31, 2025
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	10.00%
Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	10.00%
Renovation [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	10.00%
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	10.00%
Computer Peripherals [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	33.00%
Electrical Installation [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	10.00%
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	33.00%
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	20.00%
Air Conditioners [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	10.00%
Store Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, percentage	20.00%